Eversheds Sutherland (US) LLP 700 Sixth Street, NW, Suite 700 Washington, DC 20001-3980 D: +1 202.383.0176 F: +1 202.637.3593 stevenboehm@ eversheds-sutherland.com

September 1, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Axxes Private Markets Fund Registration Statement on Form N-2

Dear Sir/Madam:

On behalf of Axxes Private Markets Fund (the “Registrant”), we are transmitting herewith for filing under the Securities Act of 1933, as amended (the “Securities Act”) a registration statement on Form N-2 (the “Registration Statement”). In connection with the Registration Statement, the Registrant has also submitted a notification of registration filed pursuant to Section 8(a) of the Investment Company Act of 1940 on Form N-8A.

Please let us know if you would like a courtesy copy of the Registration Statement. If you have any questions or comments regarding the Registration Statement, please do not hesitate to call me at 202.383.0176.

Sincerely,

/s/ Steven Boehm
Steven Boehm

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